PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2026
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.PROPERTY AND EQUIPMENT

As of June 30, 2026 and 2025, property and equipment consisted of the following (in thousands):

		June 30,
	Useful Life	2026	2025
	(years)
Land	Infinite	¥2,452,925	¥4,138,613
Property and Buildings	4-47	1,753,625	1,179,117
Machinery and Equipment	3-17	155,726	157,416
Tools, Furniture, and Fixtures	2-20	59,546	43,023
Finance lease right-of-use assets	3-7	194,707	198,459
Construction in progress		888,167	458,884
Less: Accumulated depreciation		(463,077)	(379,131)
Property and equipment, net		¥5,041,619	¥5,796,381

Land and property and buildings owned by the Company are utilized for the hotel operations in Tokyo and residential leasing in Tokyo and Dallas, Texas. Machinery and equipment are utilized for construction and development of real estate properties. Tools, furniture, and fixtures are utilized in the normal course of daily operations. Finance lease right-of-use assets primarily comprises of lease agreements for certain office equipment and vehicles.

The Company recorded depreciation expenses on property and equipment of ¥100,728 thousand, ¥89,675 thousand, and ¥82,762 thousand, for the fiscal years ended June 30, 2026, 2025, and 2024, respectively. The Company records depreciation expense in cost of sales and selling, general, and administrative expenses on the consolidated statements of comprehensive income.